Common Stock (Details) - $ / shares	1 Months Ended	6 Months Ended
	Apr. 26, 2022	Jun. 30, 2022	Apr. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock (Details) [Line Items]
Common stock shares authorized	500,000,000	250,030,433		250,030,433	45,000,000
Common Stock, Shares, Issued		0		68,258,556	11,818,761
Common stock par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares issued	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Preferred stock shares authorized	1,000,000
Converted shares		106,949,326
Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock shares authorized				45,000,000
Legacy Sound Hound [Member]
Common Stock (Details) [Line Items]
Common stock shares authorized	73,561,334
Preferred stock shares authorized	106,949,326
Legacy Sound Hound [Member] | Business Combination [Member]
Common Stock (Details) [Line Items]
Common stock shares authorized			250,030,433
Class A Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock shares authorized		455,000,000		455,000,000
Common Stock, Shares, Issued	455,000,000	156,266,549		0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Converted shares	140,114,060
Vote per share	one
Class B Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock shares authorized		44,000,000		44,000,000
Common Stock, Shares, Issued	44,000,000	40,396,600		0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Converted shares	40,396,600
Vote per share	ten
Common Stock [Member]
Common Stock (Details) [Line Items]
Converted shares	180,510,660